Investment Strategy	Dec. 31, 2025
Allspring VT Opportunity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]
We combine quantitative methods with fundamental analysis to select companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary alpha model that considers valuation, quality, and momentum characteristics to identify undervalued or mispriced securities. Stocks that are attractively ranked by the alpha model are candidates for purchase. These candidates undergo further qualitative analysis, which include evaluating a company’s management strength, products and/or services, competition and risk profile. This disciplined process leads to a target portfolio of securities that are diversified among major economic sectors. We may sell a holding when its price no longer offers an attractive risk/reward, fundamentals deteriorate, or to manage risk and reallocate toward more attractive opportunities.